Bank Loans and Notes Payable - Interest Income (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Bank Loans and Notes Payable [Abstract]
Tender Offer gain			$ 6,961	$ 0	$ 0
Interest on investments			9,566	3,782	1,465
Finance operating products			514	0	0
Others			568	(13)	23
Interest income	$ 1,042		$ 17,609	$ 3,769	$ 1,488

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3